Cash and cash equivalents and restricted cash - Currency profiles of group's cash and bank balances (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	$ 25,827	$ 9,326	$ 3,766
US$
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	14,248	9,047
Renminbi ("RMB")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	7,203
Singapore dollar ("SGD")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	687	167
Hong Kong dollar ("HK$")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	3,135	104
Japanese Yen
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	313
Others
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	$ 241	$ 8